Revenue Recognition - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disaggregation of Revenue [Line Items]
Amount	$ 129,378	$ 101,887	$ 251,928	$ 200,108	$ 430,966	$ 398,047	$ 406,377
North America
Disaggregation of Revenue [Line Items]
Amount	77,245	59,340	148,442	115,208	248,012	232,521	250,292
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Amount	34,317	29,115	67,818	57,379	125,615	111,295	99,725
Asia Pacific
Disaggregation of Revenue [Line Items]
Amount	13,747	10,769	28,182	22,085	45,563	39,275	44,829
Latin America
Disaggregation of Revenue [Line Items]
Amount	$ 4,069	$ 2,663	$ 7,486	$ 5,436	$ 11,776	$ 14,956	$ 11,531
Geographic Concentration Risk | Revenue Benchmark | North America
Disaggregation of Revenue [Line Items]
%	59.00%	57.00%	59.00%	57.00%	57.00%	58.00%	62.00%
Geographic Concentration Risk | Revenue Benchmark | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
%	27.00%	29.00%	27.00%	29.00%	29.00%	28.00%	25.00%
Geographic Concentration Risk | Revenue Benchmark | Asia Pacific
Disaggregation of Revenue [Line Items]
%	11.00%	11.00%	11.00%	11.00%	11.00%	10.00%	11.00%
Geographic Concentration Risk | Revenue Benchmark | Latin America
Disaggregation of Revenue [Line Items]
%	3.00%	3.00%	3.00%	3.00%	3.00%	4.00%	3.00%